UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22041
The 787 Fund, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: October 31
Date of reporting period: July 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments — July 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 87.7%

	CONSUMER DISCRETIONARY — 13.1%

	Auto Components — 1.0%
10,309	BERU AG	$1,100,532
10,000	Modine Manufacturing Co.	76,500
16,000	Tenneco Inc.†	258,720

		1,435,752

	Diversified Consumer Services — 0.5%
50,000	Corinthian Colleges Inc.†	772,000

	Hotels, Restaurants, and Leisure — 1.5%
30,000	Boyd Gaming Corp.†	275,700
19,000	Churchill Downs Inc.	712,500
150,000	Dover Motorsports Inc.	210,000
52,000	Gaylord Entertainment Co.†	742,040
110,000	Ladbrokes plc	322,481
13,000	MGM Mirage†	93,990

		2,356,711

	Household Durables — 0.7%
500	Fortune Brands Inc.	19,785
27,000	Harman International Industries Inc.	666,360
7,000	Nobility Homes Inc.	60,375
15,500	Skyline Corp.	376,185

		1,122,705

	Media — 8.6%
80,000	Acme Communications Inc.†	24,000
1,000	Ascent Media Corp., Cl. A†	27,720
235,000	Cablevision Systems Corp., Cl. A	4,810,450
30,000	CBS Corp., Cl. A, Voting	246,300
125,000	Clear Channel Outdoor Holdings Inc., Cl. A†	717,500
83,000	Crown Media Holdings Inc., Cl. A†	168,490
8,000	Discovery Communications Inc., Cl. A†	196,000
10,000	Discovery Communications Inc., Cl. C†	224,000
10,000	DISH Network Corp., Cl. A†	169,500
75,300	Fisher Communications Inc.	1,393,803
254	Granite Broadcasting Corp.† (a)	0
35,000	Liberty Media Corp. — Capital, Cl. A†	510,300
115,000	Liberty Media Corp. — Entertainment, Cl. A†	3,216,550
255,000	LIN TV Corp., Cl. A†	499,800
40,000	Salem Communications Corp., Cl. A†	34,400
30,000	Shaw Communications Inc., Cl. B	525,900
30,000	Sinclair Broadcast Group Inc., Cl. A	56,100
6,000	Vivendi	154,145
60,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	341,130

		13,316,088

	Multiline Retail — 0.0%
3,000	Saks Inc.†	15,360

	Specialty Retail — 0.8%
90,000	Midas Inc.†	888,300
18,000	Pier 1 Imports Inc.†	40,680
49,000	Sally Beauty Holdings Inc.†	342,020

		1,271,000

	Textiles, Apparel, and Luxury Goods — 0.0%
16,000	Heelys Inc.	30,240

	TOTAL CONSUMER DISCRETIONARY	20,319,856

	INFORMATION TECHNOLOGY — 11.4%

	Communications Equipment — 0.1%
18,000	Emulex Corp.†	164,340

	Computers and Peripherals — 5.3%
80,000	Diebold Inc.	2,217,600
70,000	Intermec Inc.†	954,800
6,000	SanDisk Corp.†	106,920
540,000	Sun Microsystems Inc.†	4,951,800

		8,231,120

	Electrical Equipment and Instruments — 0.9%
21,000	Park Electrochemical Corp.	490,770
40,000	Tyco Electronics Ltd.	858,800

		1,349,570

	Internet Software and Services — 2.8%
20,000	Bankrate Inc.†	574,000
12,000	IAC/InterActiveCorp.†	220,920
247,000	Yahoo! Inc.†	3,537,040

		4,331,960

	IT Services — 0.2%
1,500	Affiliated Computer Services Inc., Cl. A†	71,115
15,000	IDS Scheer AG	319,194

		390,309

	Semiconductors and Semiconductor Equipment — 0.1%
6,000	International Rectifier Corp.†	99,360
30,000	MoSys Inc.†	48,600

		147,960

	Software — 2.0%
25,000	FalconStor Software Inc.†	133,750
2,830	GSE Systems Inc.†	22,215
3,000	i2 Technologies Inc.†	40,380
8,000	MSC.Software Corp.†	58,480
40,000	SPSS Inc.†	1,979,200
90,000	Take-Two Interactive Software Inc.	856,800

		3,090,825

	TOTAL INFORMATION TECHNOLOGY	17,706,084

	INDUSTRIALS — 10.9%

	Aerospace and Defense — 4.8%
70,000	Axsys Technologies Inc.†	3,756,900
300,600	Herley Industries Inc.†	3,661,308

		7,418,208

	Building Products — 1.5%
240,000	Griffon Corp.†	2,313,600

	Commercial Services and Supplies — 0.4%
20,000	Republic Services Inc.	532,000
5,000	Rollins Inc.	91,650

		623,650

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — July 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	INDUSTRIALS (Continued)

	Electrical Equipment — 0.5%
17,000	Belden Inc.	$298,180
75,800	SL Industries Inc.†	473,750

		771,930

	Industrial Conglomerates — 0.4%
22,000	Tyco International Ltd.	664,840

	Machinery — 1.9%
59,700	Baldwin Technology Co. Inc., Cl. A†	75,819
6,000	CIRCOR International Inc.	138,360
50,000	Navistar International Corp.†	1,977,000
31,000	Tennant Co.	680,140

		2,871,319

	Trading Companies and Distributors — 1.4%
22,000	GATX Corp.	554,840
87,000	Kaman Corp.	1,668,660

		2,223,500

	TOTAL INDUSTRIALS	16,887,047

	HEALTH CARE — 10.4%

	Biotechnology — 3.1%
11,000	Biogen Idec Inc.†	523,050
40,000	Indevus Pharmaceuticals Inc., Escrow† (a)	44,000
250,000	Medarex Inc.†	3,967,500
58,300	Monogram Biosciences Inc.†	264,099

		4,798,649

	Health Care Equipment and Supplies — 1.4%
90,000	ArthroCare Corp.†	1,215,000
16,000	CONMED Corp.†	281,280
15,000	Exactech Inc.†	213,750
2,000	Orthofix International NV†	55,720
5,000	Osteotech Inc.†	24,800
83,000	RTI Biologics Inc.†	367,690
1,500	Young Innovations Inc.	37,980

		2,196,220

	Health Care Providers and Services — 0.0%
1,000	Chemed Corp.	44,100

	Health Care Technology — 0.5%
118,000	AMICAS Inc.†	346,920
35,000	IMS Health Inc.	420,000

		766,920

	Life Sciences Tools and Services — 0.6%
16,709	Varian Inc.†	848,149

	Pharmaceuticals — 4.8%
32,000	Allergan Inc.	1,709,760
13,000	Bristol-Myers Squibb Co.	282,620
20,000	Noven Pharmaceuticals Inc.†	329,600
97,500	Schering-Plough Corp.	2,584,725
1,000	UCB SA	32,939
55,000	Wyeth	2,560,250

		7,499,894

	TOTAL HEALTH CARE	16,153,932

	UTILITIES — 9.1%

	Electric Utilities — 3.7%
18,000	DPL Inc.	431,100
102,000	Endesa SA	2,709,882
145,000	Great Plains Energy Inc.	2,309,850
15,000	Northeast Utilities	345,150

		5,795,982

	Gas Utilities — 0.3%
16,600	Southwest Gas Corp.	402,052

	Independent Power Producers and Energy Traders — 1.3%
50,000	Canadian Hydro Developers Inc.†	233,465
2,032	Mirant Corp.†	36,698
67,000	NRG Energy Inc.†	1,823,070

		2,093,233

	Multi-Utilities — 3.8%
18,500	CH Energy Group Inc.	915,565
57,267	GDF Suez, Strips (b)	82
1,000	Integrys Energy Group Inc.	33,780
184,000	NorthWestern Corp.	4,452,800
13,800	NSTAR	442,980
6	Suez SA, Strips† (a)	0

		5,845,207

	TOTAL UTILITIES	14,136,474

	TELECOMMUNICATION SERVICES — 8.6%

	Diversified Telecommunications Services — 2.4%
310,000	Asia Satellite Telecommunications Holdings Ltd.	443,997
370,000	Cincinnati Bell Inc.†	1,158,100
30,000	D&E Communications Inc.	318,000
25,900	iBasis Inc.†	50,505
170,000	Portugal Telecom SGPS SA	1,722,267

		3,692,869

	Wireless Telecommunications Services — 6.2%
470,500	Centennial Communications Corp.†	3,608,735
12,800	FiberNet Telecom Group Inc.†	145,280
12,000	Millicom International Cellular SA†	889,800
10,000	Rogers Communications Inc., Cl. B	278,400
525,000	Sprint Nextel Corp.†	2,100,000
8,000	Telephone & Data Systems Inc.	205,920
67,000	United States Cellular Corp.†	2,399,940

		9,628,075

	TOTAL TELECOMMUNICATION SERVICES	13,320,944

	CONSUMER STAPLES — 8.3%

	Beverages — 0.3%
20,000	Dr. Pepper Snapple Group Inc.†	492,200

	Food and Staples Retailing — 1.0%
5,000	Spartan Stores Inc.	64,450
17,000	SUPERVALU Inc.	252,110
57,000	The Great Atlantic & Pacific Tea Co. Inc.†	328,890
See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — July 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	CONSUMER STAPLES (Continued)

	Food and Staples Retailing (Continued)
32,000	Village Super Market Inc., Cl. A	$932,160

		1,577,610

	Food Products — 5.9%
100,000	Cadbury plc, ADR	3,953,000
26,000	Campbell Soup Co.	806,780
10,008	Danone, ADR	106,185
2,000	Flowers Foods Inc.	47,260
325,000	Sara Lee Corp.	3,458,000
36,000	Tootsie Roll Industries Inc.	869,400

		9,240,625

	Personal Products — 1.1%
65,000	Alberto-Culver Co.	1,665,300

	TOTAL CONSUMER STAPLES	12,975,735

	FINANCIALS — 7.8%

	Capital Markets — 2.7%
65,000	BKF Capital Group Inc.	70,200
2,200	Deutsche Bank AG	142,780
275,000	SWS Group Inc.	3,784,000
4,000	The Bank of New York Mellon Corp.	109,360

		4,106,340

	Commercial Banks — 1.1%
46,500	PNC Financial Services Group Inc.	1,704,690

	Consumer Finance — 1.7%
8,000	American Express Co.	226,640
275,000	SLM Corp.†	2,444,750

		2,671,390

	Insurance — 0.9%
3,000	Argo Group International Holdings Ltd.†	100,800
85,000	CNA Surety Corp.†	1,336,200

		1,437,000

	Thrift and Mortgage Finance — 1.4%
60,000	Flushing Financial Corp.	636,600
44,000	New York Community Bancorp Inc.	481,360
86,000	NewAlliance Bancshares Inc.	1,053,500

		2,171,460

	TOTAL FINANCIALS	12,090,880

	MATERIALS — 5.9%

	Chemicals — 1.2%
78,000	Ferro Corp.	387,660
60,000	Sensient Technologies Corp.	1,511,400

		1,899,060

	Containers and Packaging — 2.8%
10,000	Greif Inc., Cl. B	471,500
398,900	Myers Industries Inc.	3,925,176

		4,396,676

	Metals and Mining — 1.9%
190,000	Alcoa Inc.	2,234,400
8,000	Barrick Gold Corp.	279,200
200	Eramet	56,228
20,000	Gold Fields Ltd., ADR	241,200
4,277	Lonmin plc†	98,666

		2,909,694

	TOTAL MATERIALS	9,205,430

	ENERGY — 2.2%

	Energy Equipment and Services — 0.8%
26,000	NATCO Group Inc., Cl. A†	937,560
35,000	RPC Inc.	287,700

		1,225,260

	Oil, Gas, and Consumable Fuels — 1.4%
32,000	Addax Petroleum Corp.	1,522,395
6,000	Anadarko Petroleum Corp.	289,200
4,000	Devon Energy Corp.	232,360
150,000	WesternZagros Resources Ltd.†	222,789

		2,266,744

	TOTAL ENERGY	3,492,004

	TOTAL COMMON STOCKS	136,288,386

	RIGHTS — 0.0%

	SPECIAL PURPOSE ENTITY — 0.0%
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR†	1,440
	WARRANTS — 0.0%

	CONSUMER DISCRETIONARY — 0.0%

	Media — 0.0%
636	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0
636	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	6

		6

	TOTAL CONSUMER DISCRETIONARY	6

	UTILITIES — 0.0%

	Independent Power Producers and Energy Traders — 0.0%
6,526	Mirant Corp., Ser. A, expire 01/03/11†	14,292

	TOTAL WARRANTS	14,298

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 12.3%
$19,037,000	U.S. Treasury Bills, 0.132% to 0.305%††, 08/06/09 to 11/27/09	19,032,947

	TOTAL INVESTMENTS — 100.0% (Cost $202,932,278)	$155,337,071

	Aggregate book cost	$202,932,278

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — July 31, 2009 (Unaudited)

Gross unrealized appreciation	$6,766,226
Gross unrealized depreciation	(54,361,433)

Net unrealized appreciation/depreciation	$(47,595,207)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At July 31, 2009, the market value of fair valued securities amounted to $44,006 or 0.03% of total investments.

(b)	Illiquid security.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right
See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Fair Value Measurements clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of July 31, 2009 is as follows:

	Valuation Inputs
		Level 2		Total
		Other	Level 3	Market
	Level 1	Significant	Significant	Value
	Quoted	Observable	Unobservable	at
	Prices	Inputs	Inputs	07/31/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
CONSUMER DISCRETIONARY
Media	$13,316,088	—	$0	$13,316,088
HEALTH CARE
Biotechnology	4,754,649	—	44,000	4,798,649
Other Industries (a)	118,173,649	—	—	118,173,649

Total Common Stocks	136,244,386	—	44,000	136,288,386

Rights	1,440	—	—	1,440

Warrants
CONSUMER DISCRETIONARY
Media	—	—	6	6
Other Industries (a)	14,292	—	—	14,292

Total Warrants	14,292	—	6	14,298

U.S. Government Obligations	—	$19,032,947	—	19,032,947

TOTAL INVESTMENTS IN SECURITIES	$136,260,118	$19,032,947	$44,006	$155,337,071

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Change in				Net change in unrealized
		Accrued		unrealized	Net	Transfers in		appreciation/depreciation during
	Balance as	discounts/	Realized	appreciation/	purchases/	and/or out of	Balance as of	the period on Level 3
	of 10/31/08	(premiums)	gain/ (loss)	depreciation	(sales)	Level 3	7/31/09	investments held at 7/31/09

INVESTMENTS IN SECURITIES:

ASSETS (Market Value):

Common Stocks

CONSUMER DISCRETIONARY

Media	$1,778	$—	$—	$(1,778)	$—	$—	$0	$(1,778)

HEALTH CARE

Biotechnology	—	—	—	44,000	0	—	44,000	44,000

Total Common Stocks	1,778	—	—	42,222	0	—	44,000	42,222

Warrants

CONSUMER DISCRETIONARY

Media	6	—	—	—	—	—	6	—

Total Warrants	6	—	—	—	—	—	6	—

TOTAL INVESTMENTS IN SECURITIES	$1,784	$—	$—	$42,222	$0	$—	$44,006	$42,222

2. Derivative Financial Instruments. The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
          Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments. At July 31, 2009, there were no open swap agreements.
          Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At July 31, 2009, there were no open forward foreign exchange contracts.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 9/29/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 9/29/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 9/29/09

*	Print the name and title of each signing officer under his or her signature.